UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

VT George Putnam Balanced Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (65.6%)(a)
		Shares	Value

Basic materials (3.2%)

Agnico-Eagle Mines, Ltd. (Canada)		932	$26,040

Air Products & Chemicals, Inc.		1,137	172,005

Alcoa, Inc.		1,882	24,315

Allegheny Technologies, Inc.		1,793	53,808

Axalta Coating Systems, Ltd.(NON)		12,183	336,494

Axiall Corp.		2,238	105,052

Boise Cascade Co.(NON)		1,443	54,055

CF Industries Holdings, Inc.		776	220,136

Croda International PLC (United Kingdom)		2,575	104,523

Dow Chemical Co. (The)		6,092	292,294

E.I. du Pont de Nemours & Co.		6,433	459,767

Fortune Brands Home & Security, Inc.		9,687	459,939

Freeport-McMoRan, Inc. (Indonesia)		3,719	70,475

Goldcorp, Inc. (Canada)		722	13,083

Hi-Crush Partners LP (Units)		1,827	64,073

Huntsman Corp.		6,106	135,370

Martin Marietta Materials, Inc.		328	45,854

Monsanto Co.		4,314	485,498

Newmont Mining Corp.		761	16,521

Nucor Corp.		2,042	97,056

Packaging Corp. of America		1,537	120,178

Praxair, Inc.		1,509	182,197

Sealed Air Corp.		5,038	229,531

Sherwin-Williams Co. (The)		2,038	579,811

Smurfit Kappa Group PLC (Ireland)		1,346	37,922

Steel Dynamics, Inc.		1,100	22,110

Symrise AG (Germany)		6,589	416,761

Tronox, Ltd. Class A		1,032	20,981

			4,845,849
Capital goods (3.6%)

Airbus Group NV (France)		2,114	137,369

Allegion PLC (Ireland)		3,571	218,438

Bombardier, Inc. Class B (Canada)		220,524	435,285

Canadian Solar, Inc. (Canada)(NON)		1,634	54,559

Embraer SA ADR (Brazil)		151	4,643

Gaztransport Et Technigaz SA (France)		4,561	269,143

General Dynamics Corp.		2,230	302,678

HD Supply Holdings, Inc.(NON)		8,627	268,774

Hubbell, Inc. Class B		1,760	192,931

Manitowoc Co., Inc. (The)		7,177	154,736

Meggitt PLC (United Kingdom)		18,452	149,913

Mobileye NV (Israel)(NON)		1,551	65,189

Northrop Grumman Corp.		7,499	1,207,039

Oshkosh Corp.		3,588	175,059

Pall Corp.		2,260	226,881

Raytheon Co.		7,114	777,205

United Technologies Corp.		6,486	760,159

			5,400,001
Communication services (2.7%)

American Tower Corp.(R)		7,055	664,228

Charter Communications, Inc. Class A(NON)		2,450	473,120

Comcast Corp. Class A		17,167	969,420

DISH Network Corp. Class A(NON)		7,068	495,184

Equinix, Inc.(R)		629	146,463

Liberty Global PLC Ser. C (United Kingdom)(NON)		10,299	512,993

Time Warner Cable, Inc.		643	96,373

Verizon Communications, Inc.		16,285	791,940

			4,149,721
Computers (3.6%)

Anixter International, Inc.(NON)		1,113	84,733

Apple, Inc.		31,677	3,941,569

Arista Networks, Inc.(NON)		1,447	102,057

Castlight Health, Inc. Class B(NON)		23,045	178,829

EMC Corp.		4,285	109,525

Hewlett-Packard Co.		7,881	245,572

SanDisk Corp.		3,528	224,451

Synaptics, Inc.(NON)		1,143	92,932

Western Digital Corp.		4,573	416,189

			5,395,857
Conglomerates (0.3%)

Siemens AG (Germany)		1,322	143,126

Tyco International PLC		8,207	353,393

			496,519
Consumer cyclicals (8.0%)

Advance Auto Parts, Inc.		754	112,866

Amazon.com, Inc.(NON)		2,899	1,078,718

Bed Bath & Beyond, Inc.(NON)		3,903	299,653

Brunswick Corp.		2,333	120,033

CaesarStone Sdot-Yam, Ltd. (Israel)		2,967	180,127

CBS Corp. Class B (non-voting shares)		5,608	340,013

Ctrip.com International, Ltd. ADR (China)(NON)		4,969	291,283

Dollar General Corp.(NON)		4,757	358,583

Five Below, Inc.(NON)		8,621	306,649

Freshpet, Inc.(NON)		1,928	37,461

GameStop Corp. Class A		42	1,594

Gap, Inc. (The)		5,965	258,463

GNC Holdings, Inc. Class A		1,015	49,806

Hanesbrands, Inc.		7,632	255,748

Hilton Worldwide Holdings, Inc.(NON)		9,792	290,039

Home Depot, Inc. (The)		6,283	713,812

Kimberly-Clark Corp.		2,787	298,516

Live Nation Entertainment, Inc.(NON)		13,435	338,965

Macy's, Inc.		3,601	233,741

MasterCard, Inc. Class A		6,014	519,549

Michael Kors Holdings, Ltd.(NON)		4,636	304,817

Michaels Cos., Inc. (The)(NON)		4,116	111,379

NIKE, Inc. Class B		5,031	504,760

Office Depot, Inc.(NON)		4,342	39,946

Penn National Gaming, Inc.(NON)		10,683	167,296

Priceline Group, Inc. (The)(NON)		556	647,267

PulteGroup, Inc.		6,342	140,983

RE/MAX Holdings, Inc. Class A		7,435	246,916

Rollins, Inc.		7,260	179,540

Tiffany & Co.		2,473	217,649

Time Warner, Inc.		8,484	716,389

TiVo, Inc.(NON)		5,250	55,703

TJX Cos., Inc. (The)		5,771	404,259

Tumi Holdings, Inc.(NON)		10,097	246,973

Vail Resorts, Inc.		1,829	189,155

Vulcan Materials Co.		727	61,286

Wal-Mart Stores, Inc.		3,556	292,481

Walt Disney Co. (The)		8,503	891,880

Whirlpool Corp.		825	166,700

Wyndham Worldwide Corp.		2,693	243,636

Wynn Resorts, Ltd.		1,787	224,948

			12,139,582
Consumer staples (5.8%)

Avon Products, Inc.		29,932	239,157

Bright Horizons Family Solutions, Inc.(NON)		3,010	154,323

Coca-Cola Co. (The)		15,096	612,143

Costco Wholesale Corp.		3,099	469,483

Coty, Inc. Class A(NON)		16,216	393,562

CVS Health Corp.		6,981	720,509

Energizer Holdings, Inc.		3,370	465,229

Estee Lauder Cos., Inc. (The) Class A		6,016	500,291

Groupon, Inc.(NON)		9,656	69,620

GrubHub, Inc.(NON)		1,481	67,223

Hershey Co. (The)		1,190	120,083

JM Smucker Co. (The)		1,733	200,560

Keurig Green Mountain, Inc.		4,508	503,679

Kraft Foods Group, Inc.		4,368	380,518

McCormick & Co., Inc. (non-voting shares)		650	50,135

Mead Johnson Nutrition Co.		2,168	217,949

Mondelez International, Inc. Class A		10,844	391,360

PepsiCo, Inc.		10,800	1,032,696

Philip Morris International, Inc.		13,620	1,025,995

Pinnacle Foods, Inc.		3,215	131,204

Restaurant Brands International LP (Units) (Canada)(NON)		22	804

Restaurant Brands International, Inc. (Canada)(NON)		4,411	169,427

Starbucks Corp.		3,302	312,699

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)		267	40,277

Walgreens Boots Alliance, Inc.		3,525	298,497

Yum! Brands, Inc.		3,568	280,873

			8,848,296
Electronics (3.4%)

Agilent Technologies, Inc.		6,922	287,609

Broadcom Corp. Class A		11,355	491,615

Honeywell International, Inc.		8,496	886,218

Intel Corp.		23,698	741,036

L-3 Communications Holdings, Inc.		11,967	1,505,329

Micron Technology, Inc.(NON)		20,995	569,594

Skyworks Solutions, Inc.		2,798	275,015

Texas Instruments, Inc.		8,477	484,757

			5,241,173
Energy (5.0%)

Anadarko Petroleum Corp.		6,483	536,857

Antero Resources Corp.(NON)		3,417	120,688

Baker Hughes, Inc.		4,805	305,502

Cabot Oil & Gas Corp.		5,577	164,689

Cheniere Energy, Inc.(NON)		1,216	94,118

CONSOL Energy, Inc.		1,179	32,882

EnCana Corp. (Canada)		6,256	69,754

Energen Corp.		958	63,228

EOG Resources, Inc.		14,383	1,318,777

EP Energy Corp. Class A(NON)		6,436	67,449

Exxon Mobil Corp.		24,381	2,072,385

Genel Energy PLC (United Kingdom)(NON)		13,044	90,985

Gulfport Energy Corp.(NON)		2,361	108,394

Halliburton Co.		4,896	214,836

MarkWest Energy Partners LP		3,438	227,252

Plains All American Pipeline LP		382	18,630

QEP Resources, Inc.		5,443	113,487

Royal Dutch Shell PLC ADR Class A (United Kingdom)		4,606	274,748

Schlumberger, Ltd.		7,041	587,501

Suncor Energy, Inc. (Canada)		2,719	79,531

Total SA ADR (France)		11,681	580,078

Valero Energy Corp.		5,126	326,116

Whiting Petroleum Corp.(NON)		3,174	98,077

			7,565,964
Financials (10.2%)

AllianceBernstein Holding LP (Partnership shares)		3,780	116,689

Altisource Residential Corp.(R)		2,346	48,938

American Express Co.		3,778	295,137

American International Group, Inc.		13,315	729,529

Ameriprise Financial, Inc.		2,810	367,660

Assured Guaranty, Ltd.		14,301	377,403

AvalonBay Communities, Inc.(R)		1,410	245,693

Bank of America Corp.		60,280	927,709

Berkshire Hathaway, Inc. Class B(NON)		2,721	392,695

Boston Properties, Inc.(R)		1,519	213,389

Capital One Financial Corp.		2,028	159,847

Carlyle Group LP (The)		11,411	309,238

Charles Schwab Corp. (The)		24,693	751,655

Citigroup, Inc.		25,991	1,339,056

CME Group, Inc.		3,476	329,212

Discover Financial Services		7,211	406,340

Equity Lifestyle Properties, Inc.(R)		2,198	120,780

Essex Property Trust, Inc.(R)		495	113,801

Federal Realty Investment Trust(R)		295	43,427

Gaming and Leisure Properties, Inc.(R)		6,068	223,727

General Growth Properties(R)		6,727	198,783

Genworth Financial, Inc. Class A(NON)		33,044	241,552

Goldman Sachs Group, Inc. (The)		2,879	541,166

Hartford Financial Services Group, Inc. (The)		12,101	506,064

Invesco, Ltd.		3,603	143,003

JPMorgan Chase & Co.		27,253	1,650,987

KeyCorp		26,424	374,164

KKR & Co. LP		19,556	446,072

Marcus & Millichap, Inc.(NON)		1,334	49,998

MetLife, Inc.		2,066	104,436

Morgan Stanley		3,941	140,654

Pebblebrook Hotel Trust(R)		1,039	48,386

Plum Creek Timber Co., Inc.(R)		1,300	56,485

Prologis, Inc.(R)		1,815	79,061

Prudential PLC (United Kingdom)		17,151	424,662

Public Storage(R)		606	119,467

Regions Financial Corp.		31,658	299,168

Simon Property Group, Inc.(R)		1,200	234,768

State Street Corp.		1,676	123,236

Urban Edge Properties(R)		595	14,102

Visa, Inc. Class A		12,578	822,727

Vornado Realty Trust(R)		877	98,224

Wells Fargo & Co.		22,290	1,212,576

			15,441,666
Health care (10.3%)

Abbott Laboratories		2,403	111,331

AbbVie, Inc.		12,452	728,940

Actavis PLC(NON)		4,499	1,339,105

Aetna, Inc.		1,244	132,523

AmerisourceBergen Corp.		968	110,033

Anthem, Inc.		1,439	222,196

Baxter International, Inc.		32	2,192

Becton Dickinson and Co.		2,255	323,795

Biogen, Inc.(NON)		2,168	915,416

Boston Scientific Corp.(NON)		19,502	346,161

Bristol-Myers Squibb Co.		14,368	926,736

C.R. Bard, Inc.		1,811	303,071

Cardinal Health, Inc.		4,884	440,879

Celgene Corp.(NON)		8,535	983,915

Cerner Corp.(NON)		772	56,557

Cigna Corp.		4,000	517,760

Cooper Cos., Inc. (The)		651	122,010

Diplomat Pharmacy, Inc.(NON)		2,646	91,499

Eli Lilly & Co.		8,349	606,555

Endo International PLC(NON)		1,589	142,533

Express Scripts Holding Co.(NON)		2,523	218,921

Gilead Sciences, Inc.(NON)		14,897	1,461,843

HCA Holdings, Inc.(NON)		2,952	222,079

Johnson & Johnson		5,073	510,344

McKesson Corp.		2,054	464,615

Medtronic PLC		9,629	750,966

Merck & Co., Inc.		12,414	713,557

Mylan NV(NON)		7,436	441,327

Perrigo Co. PLC		3,340	552,937

Pfizer, Inc.		19,138	665,811

Premier, Inc. Class A(NON)		5,192	195,115

Retrophin, Inc.(NON)		5,002	119,848

Thermo Fisher Scientific, Inc.		657	88,261

Universal Health Services, Inc. Class B		1,909	224,708

Ventas, Inc.(R)		2,850	208,107

Waters Corp.(NON)		1,060	131,779

Zimmer Holdings, Inc.		1,607	188,855

			15,582,280
Semiconductor (0.6%)

NXP Semiconductor NV(NON)		1,736	174,225

QUALCOMM, Inc.		10,195	706,921

			881,146
Software (1.8%)

Activision Blizzard, Inc.		6,613	150,280

Microsoft Corp.		35,672	1,450,245

Oracle Corp.		21,274	917,973

Tencent Holdings, Ltd. (China)		9,036	170,822

			2,689,320
Technology (0.4%)

Avago Technologies, Ltd.		4,913	623,853

			623,853
Technology services (3.4%)

Alibaba Group Holding, Ltd. ADR (China)(NON)		5,337	444,252

AOL, Inc.(NON)		2,594	102,748

Computer Sciences Corp.		1,840	120,115

Facebook, Inc. Class A(NON)		15,786	1,297,846

Fidelity National Information Services, Inc.		3,781	257,335

Google, Inc. Class A(NON)		15	8,321

Google, Inc. Class C(NON)		3,551	1,945,948

Pandora Media, Inc.(NON)		2,941	47,674

Salesforce.com, Inc.(NON)		8,487	567,016

Yahoo!, Inc.(NON)		9,000	399,915

			5,191,170
Transportation (1.3%)

American Airlines Group, Inc.		7,330	386,877

Canadian Pacific Railway, Ltd. (Canada)		566	103,632

Genesee & Wyoming, Inc. Class A(NON)		1,944	187,479

Spirit Airlines, Inc.(NON)		5,734	443,582

Union Pacific Corp.		8,522	923,018

			2,044,588
Utilities and power (2.0%)

American Electric Power Co., Inc.		4,974	279,788

American Water Works Co., Inc.		2,961	160,516

Calpine Corp.(NON)		14,925	341,335

Edison International		5,616	350,832

Exelon Corp.		14,435	485,160

NextEra Energy Partners LP		3,331	145,964

NextEra Energy, Inc.		2,161	224,852

NRG Energy, Inc.		17,880	450,397

PG&E Corp.		7,156	379,769

Sempra Energy		2,407	262,411

			3,081,024

Total common stocks (cost $87,056,754)			$99,618,009

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.4%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.4%)

Government National Mortgage Association Pass-Through Certificates
3s, TBA, June 1, 2045		$1,000,000	$1,025,156
3s, TBA, May 1, 2045		1,000,000	1,027,656

			2,052,812
U.S. Government Agency Mortgage Obligations (10.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4 1/2s, May 1, 2044		1,048,269	1,171,993

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038		419,193	472,855
5s, August 1, 2033		151,778	169,381
4 1/2s, August 1, 2041		586,319	641,904
4 1/2s, TBA, May 1, 2045		2,000,000	2,176,250
4 1/2s, TBA, April 1, 2045		3,000,000	3,272,813
4s, TBA, April 1, 2045		1,000,000	1,069,297
3 1/2s, TBA, May 1, 2045		2,000,000	2,096,016
3 1/2s, TBA, April 1, 2045		3,000,000	3,151,641
3s, TBA, April 1, 2045		1,000,000	1,022,500

			15,244,650

Total U.S. government and agency mortgage obligations (cost $17,117,439)			$17,297,462

U.S. TREASURY OBLIGATIONS (10.3%)(a)
		Principal amount	Value

U.S. Treasury Notes
3 1/2s, February 15, 2018		$2,620,000	$2,815,886
2s, November 30, 2020		450,000	461,536
1 3/4s, May 31, 2016		3,010,000	3,058,883
1 1/8s, December 31, 2019		410,000	405,920
1s, August 31, 2016		2,300,000	2,318,587
0 3/4s, March 31, 2018		3,440,000	3,423,875
0 3/4s, December 31, 2017		3,210,000	3,203,260

Total U.S. treasury Obligations (cost $15,628,768)			$15,687,947

CORPORATE BONDS AND NOTES (14.7%)(a)
		Principal amount	Value

Basic materials (0.7%)

Agrium, Inc. sr. unsec. unsub. notes 7 1/8s, 2036 (Canada)		$45,000	$60,336

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)		60,000	73,388

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		77,000	86,092

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		53,000	57,927

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		11,000	13,254

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023		30,000	30,263

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018		15,000	16,924

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025		35,000	36,341

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		135,000	190,419

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)		5,000	5,494

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)		66,000	70,239

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024		34,000	35,278

International Paper Co. sr. unsec. notes 8.7s, 2038		10,000	14,938

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)		61,000	62,698

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021		30,000	31,754

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043		21,000	24,893

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033		9,000	10,480

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019		25,000	26,846

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020		25,000	26,031

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		30,000	33,595

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		45,000	60,775

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030		30,000	42,370

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		9,000	12,136

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)		82,000	110,167

			1,132,638
Capital goods (0.3%)

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		5,000	5,363

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		104,000	147,315

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		125,000	170,909

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		40,000	45,349

United Technologies Corp. sr. unsec. notes 5.7s, 2040		15,000	19,346

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042		35,000	38,820

			427,102
Communication services (1.2%)

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)		95,000	98,105

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		30,000	30,372

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028		26,000	27,040

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022		25,000	36,373

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035		27,000	36,691

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		105,000	115,292

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		10,000	14,459

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040		55,000	75,141

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		21,000	24,071

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)		10,000	14,399

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)		35,000	36,000

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017		175,000	184,614

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)		40,000	45,146

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026		45,000	63,661

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)		200,000	209,500

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)		125,000	142,854

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)		150,000	165,061

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)		10,000	13,668

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033		2,000	2,496

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 4.522s, 2048		210,000	209,048

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022		110,000	139,098

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032		11,000	13,737

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030		135,000	179,287

			1,876,113
Consumer cyclicals (1.4%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024		135,000	174,716

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039		25,000	37,781

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		43,000	47,300

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044		85,000	93,730

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		127,000	176,153

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023		80,000	77,741

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		88,000	99,341

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		34,000	55,798

Ford Motor Co. sr. unsec. unsub. notes 7 3/4s, 2043		210,000	289,588

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		20,000	29,597

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018		25,000	25,688

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)		90,000	110,986

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023		95,000	131,203

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)		48,000	55,561

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		22,000	24,474

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023		30,000	30,283

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019		12,000	11,925

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		34,000	44,145

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.7s, 2034		40,000	53,514

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024		18,000	22,588

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		10,000	11,201

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024		9,000	9,328

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028		10,000	12,946

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022		65,000	68,013

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023		25,000	26,119

Owens Corning company guaranty sr. unsec. notes 9s, 2019		9,000	10,882

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025		16,000	16,283

QVC, Inc. company guaranty sr. notes 4.85s, 2024		50,000	51,978

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044		55,000	56,657

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		45,000	63,994

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023		70,000	71,488

Viacom, Inc. sr. unsec. unsub. notes 5.85s, 2043		50,000	56,077

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025		20,000	20,300

			2,067,378
Consumer staples (1.0%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024		75,000	80,501

Anheuser-Busch Cos., LLC company guaranty sr. unsec. unsub. notes 5 1/2s, 2018		115,000	128,091

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		25,000	39,077

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021		110,000	144,859

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032		155,119	201,491

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036		14,533	15,896

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022		99,000	131,564

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		150,000	202,270

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042		85,000	99,128

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024		32,000	33,331

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		5,000	6,468

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		75,000	98,950

McDonald's Corp. sr. unsec. notes 5.7s, 2039		90,000	111,943

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042		25,000	26,545

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034		17,000	19,165

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044		23,000	26,768

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021		105,000	108,245

			1,474,292
Energy (0.9%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		30,000	33,277

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		55,000	53,477

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019		30,000	34,488

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024		70,000	69,490

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		27,000	28,620

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		6,000	6,368

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031		55,000	67,009

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		110,000	149,864

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041		25,000	30,460

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		15,000	18,428

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		60,000	50,699

Petrobras Global Finance BV company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)		130,000	117,930

Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)		70,000	68,662

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2041 (Brazil)		35,000	30,988

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)		60,000	60,747

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		120,000	139,221

Spectra Energy Capital, LLC sr. notes 8s, 2019		110,000	133,465

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		70,000	84,106

Tosco Corp. sr. unsec. notes 8 1/8s, 2030		72,000	106,063

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037		30,000	28,396

Williams Partners LP sr. unsec. notes 5.4s, 2044		43,000	42,997

Williams Partners LP sr. unsec. notes 4.3s, 2024		42,000	42,359

			1,397,114
Financials (6.2%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039		120,000	168,037

Aflac, Inc. sr. unsec. notes 6.45s, 2040		52,000	68,741

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022		25,000	25,405

American Express Co. jr. unsec. sub. FRN notes Ser. C, 4.9s, perpetual maturity		45,000	44,779

American Express Co. sr. unsec. notes 7s, 2018		16,000	18,485

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058		114,000	161,658

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042		200,000	198,754

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)		90,000	87,525

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		80,000	102,203

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)		75,000	79,875

Bank of America Corp. jr. unsec. sub. FRN notes Ser. AA, 6.1s, perpetual maturity		67,000	67,670

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		200,000	273,607

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043		98,000	107,806

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)		200,000	213,947

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)		105,000	112,398

Citigroup, Inc. jr. unsec. sub. FRN notes 5 7/8s, perpetual maturity		34,000	34,425

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands) (*** REPLACE MATURITY DATE BY PERPETUAL MATURITY ***)		150,000	193,125

Credit Suisse Group AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)		200,000	228,984

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		95,000	118,399

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)		62,000	73,687

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)		122,000	131,023

EPR Properties unsec. notes 5 1/4s, 2023(R)		50,000	53,803

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		35,000	35,263

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity		29,000	27,550

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067		215,000	232,738

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032		110,000	152,146

Genworth Holdings, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		126,000	131,040

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		238,000	319,178

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		215,000	254,081

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		135,000	145,674

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)		30,000	30,697

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035		400,000	406,600

HSBC Holdings PLC unsec. sub. notes 5 1/4s, 2044 (United Kingdom)		200,000	228,286

HSBC USA Capital Trust I 144A company guaranty jr. unsec. sub. notes 7.808s, 2026		100,000	100,813

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)		200,000	227,436

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		45,000	49,444

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity		110,000	118,388

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.257s, 2047		488,000	383,080

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		45,000	55,013

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		100,000	130,396

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		155,000	254,292

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037		150,000	182,612

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037		400,000	530,000

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)		30,000	32,021

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031		60,000	86,693

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)		200,000	219,300

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		56,000	63,491

Pacific LifeCorp 144A sr. notes 6s, 2020		30,000	34,303

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022		33,000	36,558

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037		228,000	240,398

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043		35,000	37,275

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044		137,000	139,569

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040		35,000	46,901

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)		120,000	130,753

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes Ser. REGS, 9 1/2s, 2022 (United Kingdom)		190,000	214,605

Santander Issuances SAU 144A company guaranty sr. unsec. unsub. notes 5.911s, 2016 (Spain)		100,000	104,491

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		65,000	69,762

Standard Chartered PLC unsec.sub. notes 5.7s, 2022 (United Kingdom)		200,000	222,180

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.271s, 2037		306,000	259,718

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039		40,000	55,741

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026		40,000	54,732

UBS AG/Stamford, CT jr. unsec. sub. notes 7 5/8s, 2022		360,000	436,636

Wells Fargo & Co. jr. unsec. sub. FRB bonds Ser. U, 5 7/8s, perpetual maturity		65,000	68,738

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		110,000	123,893

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)		135,000	139,686

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037		30,000	31,725

			9,408,232
Government (0.5%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)		500,000	704,450

			704,450
Health care (0.2%)

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)		10,000	10,629

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)		10,000	10,243

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		48,000	67,039

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042		30,000	32,519

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035		20,000	21,749

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025		20,000	20,908

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		70,000	73,752

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)		20,000	19,550

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		17,000	18,680

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		45,000	51,652

			326,721
Technology (0.1%)

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2045		87,000	81,736

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022		122,000	129,359

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018		20,000	23,150

			234,245
Transportation (0.3%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		85,000	102,312

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040		40,000	49,912

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		6,729	7,141

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		20,621	21,549

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043		13,000	13,730

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		60,000	76,110

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		85,971	99,081

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026		20,000	20,875

			390,710
Utilities and power (1.9%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		55,000	69,083

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		23,000	25,912

Beaver Valley Funding Corp. sr. bonds 9s, 2017		11,000	11,880

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033		15,000	19,626

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042		35,000	37,480

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		70,000	77,375

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		100,000	108,752

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032		75,000	96,404

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020		30,000	34,343

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		120,000	168,022

Electricite de France (EDF) 144A sr. unsec. notes 6s, 2114 (France)		100,000	120,490

Electricite de France (EDF) 144A sr. unsec. unsub. notes 5.6s, 2040 (France)		40,000	49,498

Energy Transfer Partners LP sr. unsec. unsub. notes 7.6s, 2024		30,000	37,377

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		117,000	135,111

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		35,000	38,129

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)		130,000	138,008

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		55,000	58,799

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044		140,000	157,602

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)		30,000	39,432

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		40,000	44,730

Kansas Gas and Electric Co. bonds 5.647s, 2021		27,852	28,131

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044		16,000	16,577

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021		40,000	40,265

MidAmerican Funding, LLC sr. bonds 6.927s, 2029		10,000	13,543

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022		55,000	70,456

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022		60,000	65,800

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		55,000	74,746

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037		30,000	38,238

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016		37,000	39,014

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)		210,000	241,694

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067		99,000	100,609

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017		15,000	16,578

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		135,000	169,617

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)		180,000	174,600

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042		35,000	37,530

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067		300,000	300,580

			2,896,031

Total corporate bonds and notes (cost $19,885,049)			$22,335,026

MORTGAGE-BACKED SECURITIES (0.9%)(a)
		Principal amount	Value

Citigroup Commercial Mortgage Trust FRB Ser. 07-C6, Class A4, 5.703s, 2049		$285,000	$307,897

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.74s, 2047		161,000	171,462
FRB Ser. 13-CR13, Class AM, 4.449s, 2023		62,000	68,585

Federal Home Loan Mortgage Corporation
FRB Ser. T-56, Class A, IO, 0.524s, 2043		650,471	11,002
FRB Ser. T-56, Class 2, IO, zero %, 2043		574,593	—

FIRSTPLUS Home Loan Owner Trust 1997-3 Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		14,822	1

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 2.925s, 2032		17,970	15,076

JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C25, Class C, 4.45s, 2047		71,000	74,461

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class C, 4.159s, 2047		109,000	113,201

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		41,681	44,286
Ser. 98-C4, Class H, 5.6s, 2035		122,786	127,900

Morgan Stanley Capital I Trust FRB Ser. 07-HQ12, Class A2, 5.671s, 2049		11,443	11,457

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.526s, 2045		217,000	241,651

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		226,882	56,720

Wells Fargo Commercial Mortgage Trust Ser. 12-LC5, Class AS, 3.539s, 2045		61,000	64,450

WF-RBS Commercial Mortgage Trust Ser. 14-C19, Class C, 4.646s, 2047		75,000	80,190

Total mortgage-backed securities (cost $1,345,393)			$1,388,339

MUNICIPAL BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$30,000	$44,895

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		55,000	82,089

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		40,000	47,550

Total municipal bonds and notes (cost $125,195)			$174,534

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Oportun Financial Corp. Ser. H, zero % cv. pfd. (acquired 2/6/15, cost $72,763) (Private)(F)(RES)(NON)		25,555	$65,486

United Technologies Corp. $3.75 cv. pfd.		1,576	96,987

Total convertible preferred stocks (cost $151,563)			$162,473

SHORT-TERM INVESTMENTS (6.2%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	9,294,587	$9,294,587

U.S. Treasury Bills with an effective yield of 0.02%, April 16, 2015		$150,000	149,998

Total short-term investments (cost $9,444,585)			$9,444,585

TOTAL INVESTMENTS

Total investments (cost $150,754,746)(b)			$166,108,375

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $4,576,542) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Canadian Dollar	Buy	4/15/15	$199,331	$207,235	$(7,904)
Citibank, N.A.
	Euro	Sell	6/17/15	485,979	507,460	21,481
Credit Suisse International
	British Pound	Sell	6/17/15	560,881	581,502	20,621
	Euro	Sell	6/17/15	191,055	199,547	8,492
Deutsche Bank AG
	British Pound	Sell	6/17/15	688,830	714,146	25,316
HSBC Bank USA, National Association
	Euro	Sell	6/17/15	226,898	236,924	10,026
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/15/15	453,289	486,431	33,142
	Euro	Sell	6/17/15	44,669	46,663	1,994
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/15/15	222,618	238,756	16,138
	Euro	Sell	6/17/15	635,701	663,846	28,145
UBS AG
	Euro	Sell	6/17/15	312,792	325,253	12,461
WestPac Banking Corp.
	Canadian Dollar	Sell	4/15/15	365,189	368,779	3,590

Total						$173,502

TBA SALE COMMITMENTS OUTSTANDING at 3/31/15 (proceeds receivable $7,421,445) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, April 1, 2045	$3,000,000	4/14/15	$3,272,813
Federal National Mortgage Association, 3 1/2s, April 1, 2045	3,000,000	4/14/15	3,151,640
Government National Mortgage Association, 3s, May 1, 2045	1,000,000	5/20/15	1,027,656

Total			$7,452,109

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	2,964	$—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	$36,244

Total		$—	$36,244

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $151,770,393.
(b)	The aggregate identified cost on a tax basis is $151,136,231, resulting in gross unrealized appreciation and depreciation of $18,031,736 and $3,057,592, respectively, or net unrealized appreciation of $14,972,144.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $65,486, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$8,747,063	$8,540,420	$7,992,896	$2,923	$9,294,587
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $7,383,601 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $110,270 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,904 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,286,643	$559,206	$—
Capital goods	4,843,576	556,425	—
Communication services	4,149,721	—	—
Conglomerates	353,393	143,126	—
Consumer cyclicals	12,139,582	—	—
Consumer staples	8,848,296	—	—
Energy	7,474,979	90,985	—
Financials	15,017,004	424,662	—
Health care	15,582,280	—	—
Technology	19,851,697	170,822	—
Transportation	2,044,588	—	—
Utilities and power	3,081,024	—	—
Total common stocks	97,672,783	1,945,226	—
Convertible preferred stocks	$—	$96,987	$65,486
Corporate bonds and notes	—	22,335,026	—
Mortgage-backed securities	—	1,331,618	56,721
Municipal bonds and notes	—	174,534	—
U.S. government and agency mortgage obligations	—	17,297,462	—
U.S. treasury obligations	—	15,687,947	—
Short-term investments	9,294,587	149,998	—

Totals by level	$106,967,370	$59,018,798	$122,207

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$173,502	$—
TBA sale commitments	—	(7,452,109)	—
Total return swap contracts	—	36,244	—

Totals by level	$—	$(7,242,363)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$181,406	$7,904
Equity contracts	36,244	—

Total	$217,650	$7,904

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$5,000,000
OTC total return swap contracts (notional)		$280,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	—	—	—	—	—	36,244	—	—	—	36,244
	Forward currency contracts#	—	21,481	29,113	25,316	10,026	35,136	44,283	12,461	3,590	181,406

	Total Assets	$—	$21,481	$29,113	$25,316	$10,026	$71,380	$44,283	$12,461	$3,590	$217,650

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	7,904	—	—	—	—	—	—	—	—	7,904

	Total Liabilities	$7,904	$—	$—	$—	$—	$—	$—	$—	$—	$7,904

	Total Financial and Derivative Net Assets	$(7,904)	$21,481	$29,113	$25,316	$10,026	$71,380	$44,283	$12,461	$3,590	$209,746
	Total collateral received (pledged)##†	$—	$—	$29,113	$—	$—	$—	$—	$—	$—
	Net amount	$(7,904)	$21,481	$—	$25,316	$10,026	$71,380	$44,283	$12,461	$3,590

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015